Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue From Related Parties	$ 7,357	$ 0	$ 0